Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	EMERGING MARKETS GROWTH FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000794458
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 29, 2011

EMERGING MARKETS GROWTH FUND INC (Prospectus Summary) | EMERGING MARKETS GROWTH FUND INC
EMERGING MARKETS GROWTH FUND INC
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek long-term capital growth.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	EMERGING MARKETS GROWTH FUND INC SHARES OF COMMON STOCK
Maximum Sales Charge Imposed on Purchases	none
Maximum Deferred Sales Charge	none
Maximum Sales Charge Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		EMERGING MARKETS GROWTH FUND INC SHARES OF COMMON STOCK
Management Fees		0.61%
Distribution (12b-1) Fees		none
Other Expenses		0.07%
Acquired Fund Fees and Expenses		0.06%
Total Annual Fund Operating Expenses	[1]	0.74%
[1]	The total annual fund operating expenses included in the fee table do not correlate to the ratio of expenses to average net assets included in the Financial Highlights section. The Financial Highlights reflect only the operating expenses of the Fund (management fees and other expenses, as identified in the Subtotal above) and do not include fees and expenses related to the Acquired Funds.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
EMERGING MARKETS GROWTH FUND INC SHARES OF COMMON STOCK	76	237	411	918

Although this Example assumes an investment of  $10,000, your initial investment in the Fund must be at least  $100,000.

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was
40.66% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in common stock and other equity securities of issuers in developing countries. Developing countries are also known as
"emerging markets." In determining whether an issuer is in a developing country, the Fund will consider whether the country is generally considered to be a developing country by the international financial community, where the issuer is domiciled, the location of the issuer's principal place of business and/or whether the issuer has substantial assets, or derives significant revenues or profits from developing countries. Equity securities are securities that exhibit ownership characteristics, including common and preferred stock, securities convertible into common and preferred stock and depository receipts representing ownership in common and preferred stock. These securities are discussed more fully in the section entitled "Investment Objective, Strategies and Risks."

The investment adviser uses a system of multiple portfolio managers in managing the Fund's assets. Under this approach, the portfolio of the Fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The Fund relies on the professional judgment of its investment adviser to make decisions about the Fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS
You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Your investment in the Fund is subject to risks, including the possibility that the value of the Fund's portfolio holdings will fluctuate in response to events specific to the companies in which the Fund invests.

Market risks -- The prices of common stocks and other securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving issuers whose securities are owned by the
Fund; conditions affecting the general economy; overall market changes; social, economic and political instability; government activities and restrictions, including repatriation restrictions; and currency and price fluctuations and periods of illiquidity.

Risks of investing outside of the U.S. -- Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Risk of investing in developing countries -- Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls and/or changes in tax policy that could adversely affect security valuations. In addition, there is greater potential that securities purchased by the Fund in developing markets may be fraudulent or counterfeit due to differences in the level of regulation, disclosure requirements and recordkeeping practices in those markets. There may be less certainty with respect to portfolio security valuations for developing market securities, which may lead to additional challenges and risks in calculating the Fund's net asset value. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.

INVESTMENT RESULTS
The bar chart on page 4 shows how the Fund's investment results have varied from year to year, and the table on page 4 shows how the Fund's average annual total returns for various periods compare with the MSCI Emerging Markets Index
(stacked), a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results.

The bar chart on page 4 shows how the Fund's investment results have varied from year to year, and the table on page 4 shows how the Fund's average annual total returns for various periods compare with the MSCI Emerging Markets Index
(stacked), a broad measure of market performance.

CALENDAR YEAR TOTAL RETURNS

Highest/Lowest quarterly results during this time period were:

Highest: 33.33% (quarter ended June 30, 2009)
Lowest:  -25.28% (quarter ended December 31, 2008)

The Fund's total return for the six months ended June 30, 2011, was 0.61%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns EMERGING MARKETS GROWTH FUND INC	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
SHARES OF COMMON STOCK	Return Before Taxes	16.79%	14.69%	15.89%
After Taxes on Distributions SHARES OF COMMON STOCK	Return After Taxes on Distributions	16.62%	11.40%	13.62%
After Taxes on Distributions and Sales SHARES OF COMMON STOCK	Return After Taxes on Distributions and Sale of Fund Shares	11.44%	11.89%	13.64%
MSCI Emerging Markets Index	MSCI Emerging Markets Index (stacked) (reflects no deduction for fees, expenses, or taxes)	19.90%	13.24%	16.13%

After-tax returns applicable to U.S. taxable investors are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on specific tax situations and likely will differ from the results shown above.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 29, 2011
EMERGING MARKETS GROWTH FUND INC (Prospectus Summary) | EMERGING MARKETS GROWTH FUND INC
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	EMERGING MARKETS GROWTH FUND INC
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Fund is to seek long-term capital growth.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was
40.66% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.66%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses included in the fee table do not correlate to the ratio of expenses to average net assets included in the Financial Highlights section. The Financial Highlights reflect only the operating expenses of the Fund (management fees and other expenses, as identified in the Subtotal above) and do not include fees and expenses related to the Acquired Funds.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
Although this Example assumes an investment of  $10,000, your initial investment in the Fund must be at least  $100,000.

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in common stock and other equity securities of issuers in developing countries. Developing countries are also known as
"emerging markets." In determining whether an issuer is in a developing country, the Fund will consider whether the country is generally considered to be a developing country by the international financial community, where the issuer is domiciled, the location of the issuer's principal place of business and/or whether the issuer has substantial assets, or derives significant revenues or profits from developing countries. Equity securities are securities that exhibit ownership characteristics, including common and preferred stock, securities convertible into common and preferred stock and depository receipts representing ownership in common and preferred stock. These securities are discussed more fully in the section entitled "Investment Objective, Strategies and Risks."

The investment adviser uses a system of multiple portfolio managers in managing the Fund's assets. Under this approach, the portfolio of the Fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The Fund relies on the professional judgment of its investment adviser to make decisions about the Fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Your investment in the Fund is subject to risks, including the possibility that the value of the Fund's portfolio holdings will fluctuate in response to events specific to the companies in which the Fund invests.

Market risks -- The prices of common stocks and other securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving issuers whose securities are owned by the
Fund; conditions affecting the general economy; overall market changes; social, economic and political instability; government activities and restrictions, including repatriation restrictions; and currency and price fluctuations and periods of illiquidity.

Risks of investing outside of the U.S. -- Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Risk of investing in developing countries -- Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls and/or changes in tax policy that could adversely affect security valuations. In addition, there is greater potential that securities purchased by the Fund in developing markets may be fraudulent or counterfeit due to differences in the level of regulation, disclosure requirements and recordkeeping practices in those markets. There may be less certainty with respect to portfolio security valuations for developing market securities, which may lead to additional challenges and risks in calculating the Fund's net asset value. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.

Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	INVESTMENT RESULTS
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart on page 4 shows how the Fund's investment results have varied from year to year, and the table on page 4 shows how the Fund's average annual total returns for various periods compare with the MSCI Emerging Markets Index
(stacked), a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart on page 4 shows how the Fund's investment results have varied from year to year, and the table on page 4 shows how the Fund's average annual total returns for various periods compare with the MSCI Emerging Markets Index (stacked), a broad measure of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart, Heading	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart on page 4 shows how the Fund's investment results have varied from year to year, and the table on page 4 shows how the Fund's average annual total returns for various periods compare with the MSCI Emerging Markets Index
(stacked), a broad measure of market performance.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest/Lowest quarterly results during this time period were:

Highest: 33.33% (quarter ended June 30, 2009)
Lowest:  -25.28% (quarter ended December 31, 2008)

The Fund's total return for the six months ended June 30, 2011, was 0.61%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns applicable to U.S. taxable investors are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns applicable to U.S. taxable investors are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on specific tax situations and likely will differ from the results shown above.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
EMERGING MARKETS GROWTH FUND INC (Prospectus Summary) | EMERGING MARKETS GROWTH FUND INC | SHARES OF COMMON STOCK
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.28%)
EMERGING MARKETS GROWTH FUND INC | MSCI Emerging Markets Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index (stacked) (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.24%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	16.13%
EMERGING MARKETS GROWTH FUND INC | SHARES OF COMMON STOCK
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.61%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	76
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	918
Annual Return 2001	rr_AnnualReturn2001	(3.43%)
Annual Return 2002	rr_AnnualReturn2002	(9.93%)
Annual Return 2003	rr_AnnualReturn2003	51.51%
Annual Return 2004	rr_AnnualReturn2004	20.74%
Annual Return 2005	rr_AnnualReturn2005	38.36%
Annual Return 2006	rr_AnnualReturn2006	36.53%
Annual Return 2007	rr_AnnualReturn2007	38.57%
Annual Return 2008	rr_AnnualReturn2008	(49.49%)
Annual Return 2009	rr_AnnualReturn2009	77.82%
Annual Return 2010	rr_AnnualReturn2010	16.79%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.69%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	15.89%
EMERGING MARKETS GROWTH FUND INC | SHARES OF COMMON STOCK | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.40%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.62%
EMERGING MARKETS GROWTH FUND INC | SHARES OF COMMON STOCK | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.89%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.64%

[1]	The total annual fund operating expenses included in the fee table do not correlate to the ratio of expenses to average net assets included in the Financial Highlights section. The Financial Highlights reflect only the operating expenses of the Fund (management fees and other expenses, as identified in the Subtotal above) and do not include fees and expenses related to the Acquired Funds.